RULE 497(J) CERTIFICATION

Date: September 3, 1997

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Investment Portfolio Trust (the
"Trust"), on behalf of its series known as the Berger Balanced Fund
(the "Fund"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Fund; and

(2) the text of Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 28, 1997.


                                  BERGER INVESTMENT PORTFOLIO TRUST
                                  on behalf of its series known as the Berger
                                  Balanced Fund



                                  By:   /s/ Kevin R. Fay
                                     Title: Kevin R. Fay, Vice President